Inventories	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Inventories
Inventories

	2017	2016
	$	$

Gold and silver bullion	47,916	21,220
In-process inventory	11,464	8,365
Ore stock-pile inventory	55,498	15,874
Materials and supplies	91,567	59,232
	206,445	104,691

Ore stock-pile inventory includes amounts for the Fekola Mine of $38.5 million (2016 - nil), for the Otjikoto Mine of $12.6 million (2016 – $6.6 million), and for the Masbate Mine of $3.9 million (2016 - $8.8 million).